MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Schedule of Investments

September 30, 2024 (Unaudited)

Mutual Funds (93.8%)	Shares	Value

WCM Focused International Growth Class I	25,304	$ 664,749
Matthews Emerging Markets Small Companies Class I	23,961	654,618
Driehaus Emerging Markets Small Cap Growth	28,223	647,447
Thornburg Global Opportunities Class I	15,512	619,390
GQG Partners Emerging Markets Equity Class I	33,746	611,136
Schwab Fundamental International Large Company Index	44,749	524,458
Vanguard Industrials Index Adm Class	3,880	518,215
State Street Hedged International Developed Equity Index Class K	4,156	518,090
Goldman Sachs GQG Partners Intl Opportunities Inv Class	21,805	504,579
Vanguard Materials Index Adm Class	4,499	484,765
MFS International Equity Class R6	12,810	477,932
Third Avenue Value Class I	6,717	468,941
Hartford International Value Class I	20,191	401,200
Fidelity International Small Cap	10,285	351,437

Total Mutual Funds (Cost $ 6,420,525)		7,446,957

Short-Term Securities (3.1%)

Fidelity Institutional Money Market Government Portfolio Class I (Cost $ 243,465)		243,465

Total Short-term Securities		243,465

Total Investments in Securities (Cost $ 6,663,990) (96.9%)		7,690,422

Net Other Assets and Liabilities (3.1%)		249,912

Net Assets (100%)		$ 7,940.334

As of September 30, 2024, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$6,420.525
Unrealized appreciation	1,026,432
Unrealized depreciation	-
Net unrealized appreciation	1,026,432

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

September 30, 2024 (Unaudited)

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2024:

MH Elite Select Portfolio of Funds

Description	Level 1 – Quoted prices	Level 2 – Other significant observable inputs	Level 3 – Significant unobservable inputs	Total
Mutual Funds	$ 7,446,957	-	-	$ 7,446,957
Short Term Investments	243,465	-	-	243,465
Total Investments in Securities	$ 7,690,422	-	-	$ 7,690,422

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semi-annual or annual report to shareholders.